Victory Variable Insurance Funds II
Victory Pioneer Fund

VCT Portfolio
(formerly, Pioneer Fund VCT Portfolio)
Schedule of Investments | March 31, 2025

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.7% of Net Assets
	Aerospace & Defense — 0.9%
9,559	RTX Corp.	$ 1,266,185
	Total Aerospace & Defense	$1,266,185
	Air Freight & Logistics — 3.2%
40,374	United Parcel Service, Inc., Class B	$ 4,440,736
	Total Air Freight & Logistics	$4,440,736
	Banks — 9.6%
47,331	Citizens Financial Group, Inc.	$ 1,939,151
151,334	Truist Financial Corp.	6,227,394
119,674	US Bancorp	5,052,636
	Total Banks	$13,219,181
	Biotechnology — 6.6%
6,412	Regeneron Pharmaceuticals, Inc.	$ 4,066,683
10,292(a)	Vertex Pharmaceuticals, Inc.	4,989,767
	Total Biotechnology	$9,056,450
	Broadline Retail — 3.8%
27,403(a)	Amazon.com, Inc.	$ 5,213,695
	Total Broadline Retail	$5,213,695
	Capital Markets — 4.1%
4,704	CME Group, Inc.	$ 1,247,924
3,861	Goldman Sachs Group, Inc.	2,109,226
13,811	KKR & Co., Inc.	1,596,690
15,874	Lazard, Inc.	687,344
	Total Capital Markets	$5,641,184
	Commercial Services & Supplies — 1.0%
13,802	Veralto Corp.	$ 1,345,005
	Total Commercial Services & Supplies	$1,345,005
	Communications Equipment — 1.7%
10,012(a)	Arista Networks, Inc.	$ 775,730
24,841	Cisco Systems, Inc.	1,532,938
	Total Communications Equipment	$2,308,668
	Construction & Engineering — 1.1%
6,198	Quanta Services, Inc.	$ 1,575,408
	Total Construction & Engineering	$1,575,408
	Construction Materials — 4.5%
12,829	Martin Marietta Materials, Inc.	$ 6,133,930
	Total Construction Materials	$6,133,930
	Consumer Staples Distribution & Retail — 2.9%
34,291(a)	BJ’s Wholesale Club Holdings, Inc.	$ 3,912,603
	Total Consumer Staples Distribution & Retail	$3,912,603
	Electric Utilities — 1.9%
27,785	NRG Energy, Inc.	$ 2,652,356
	Total Electric Utilities	$2,652,356

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electrical Equipment — 5.7%
56,332	ABB, Ltd. (A.D.R.)	$ 2,937,150
6,839	GE Vernova, Inc.	2,087,810
37,840	Vertiv Holdings Co., Class A	2,732,048
	Total Electrical Equipment	$7,757,008
	Electronic Equipment, Instruments & Components — 0.7%
21,617	Corning, Inc.	$ 989,626
	Total Electronic Equipment, Instruments & Components	$989,626
	Financial Services — 3.3%
12,809	Visa, Inc., Class A	$ 4,489,042
	Total Financial Services	$4,489,042
	Ground Transportation — 1.1%
19,936(a)	Uber Technologies, Inc.	$ 1,452,537
	Total Ground Transportation	$1,452,537
	Health Care Providers & Services — 1.8%
5,722	Labcorp Holdings, Inc.	$ 1,331,739
2,259	UnitedHealth Group, Inc.	1,183,151
	Total Health Care Providers & Services	$2,514,890
	Hotels, Restaurants & Leisure — 1.4%
20,511(a)	Planet Fitness, Inc., Class A	$ 1,981,568
	Total Hotels, Restaurants & Leisure	$1,981,568
	Interactive Media & Services — 4.0%
35,396	Alphabet, Inc., Class A	$ 5,473,637
	Total Interactive Media & Services	$5,473,637
	IT Services — 3.0%
8,085	Accenture Plc, Class A	$ 2,522,844
6,135	International Business Machines Corp.	1,525,529
	Total IT Services	$4,048,373
	Metals & Mining — 6.6%
139,513	Freeport-McMoRan, Inc.	$ 5,281,962
102,113	Teck Resources, Ltd., Class B	3,719,977
	Total Metals & Mining	$9,001,939
	Oil, Gas & Consumable Fuels — 1.9%
11,416	Cheniere Energy, Inc.	$ 2,641,662
	Total Oil, Gas & Consumable Fuels	$2,641,662
	Pharmaceuticals — 2.6%
34,214	Novo Nordisk A/S (A.D.R.)	$ 2,375,820
7,388	Zoetis, Inc.	1,216,434
	Total Pharmaceuticals	$3,592,254
	Semiconductors & Semiconductor Equipment — 10.5%
13,130	Broadcom, Inc.	$ 2,198,356
3,855	KLA Corp.	2,620,629
88,041	NVIDIA Corp.	9,541,884
	Total Semiconductors & Semiconductor Equipment	$14,360,869
	Software — 7.1%
6,640(a)	Autodesk, Inc.	$ 1,738,352

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Shares		Value
	Software — (continued)
17,416	Microsoft Corp.	$ 6,537,792
10,220	Oracle Corp.	1,428,858
	Total Software	$9,705,002
	Specialty Retail — 1.3%
4,822	Home Depot, Inc.	$ 1,767,215
	Total Specialty Retail	$1,767,215
	Technology Hardware, Storage & Peripherals — 5.7%
35,074	Apple, Inc.	$ 7,790,988
	Total Technology Hardware, Storage & Peripherals	$7,790,988
	Textiles, Apparel & Luxury Goods — 1.7%
18,722	LVMH Moet Hennessy Louis Vuitton SE (A.D.R.)	$ 2,319,094
	Total Textiles, Apparel & Luxury Goods	$2,319,094
	Total Common Stocks (Cost $98,647,161)	$136,651,105

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
199,860(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 199,860
		$199,860
	TOTAL SHORT TERM INVESTMENTS (Cost $199,860)	$199,860
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $98,847,021)	$136,850,965
	OTHER ASSETS AND LIABILITIES — 0.1%	$192,510
	net assets — 100.0%	$137,043,475

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$136,651,105	$—	$—	$136,651,105
Open-End Fund	199,860	—	—	199,860
Total Investments in Securities	$136,850,965	$—	$—	$136,850,965
During the period ended March 31, 2025, there were no transfers in or out of Level 3.
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